Global Atlantic Portfolios (the “Portfolios”)

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

(each a series of Forethought Variable Insurance Trust (the “Trust”))

Class I, II and III shares

Supplement dated November 1, 2019 to the Prospectus dated May 1, 2019, as supplemented to date (the “Prospectus”), the Summary Prospectuses dated May 1, 2019, as supplemented to date (the “Summary Prospectuses”)

Effective November 4, 2019, The Bank of New York Mellon will serve as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, “BNYM”) will serve as the Transfer Agent for the Portfolios. Accordingly, all references in the Prospectus to Gemini Fund Services, LLC (“Gemini”) as the Administrator, Fund Accountant and Transfer Agent for the Portfolios and/or to MUFG Union Bank N.A. (“MUFG”) as the Custodian for the Portfolios will be replaced with BNYM, as of that date. In addition, please note following changes to the Prospectus and Summary Prospectuses, as of November 4, 2019:

1.              New Telephone Number: The new telephone number for the Trust is 877-355-1820.

2.              New Mailing Address: The new mailing address for the Trust is

Forethought Variable Insurance Trust

10 West Market Street, Suite 2300

Indianapolis, IN 46204

3.              New Website: The new website for the Trust is http://connect.rightprospectus.com/globalatlanticportfolios.

4.              On the Back Cover of the Prospectus, the information relating to the Portfolios’ Administrator, Transfer Agent and Fund Accountant is deleted in its entirely and replaced with the following:

BNY Mellon/BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

5.              On the Back Cover of the Prospectus, the information relating to the Portfolios’ Custodian is deleted in its entirety and replaced with the following:

Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

This Supplement and the Prospectus, Summary Prospectuses and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

FVIT-1040_110119

Global Atlantic Portfolios (the “Portfolios”)

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

(each a series of Forethought Variable Insurance Trust (the “Trust”))

Class I, II and III shares

Supplement dated November 1, 2019 to the Statement of Additional Information dated May 1, 2019, as supplemented to date (the “SAI”)

Effective November 4, 2019, The Bank of New York Mellon will serve as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, “BNYM”) will serve as the Transfer Agent for the Portfolios. Accordingly, all references in the SAI to Gemini Fund Services, LLC (“Gemini”) as the Administrator, Fund Accountant and Transfer Agent for the Portfolios and/or to MUFG Union Bank N.A. (“MUFG”) as the Custodian for the Portfolios will be replaced with BNYM, as of that date. In addition, please note following changes to the SAI, as of November 4, 2019:

1.              New Telephone Number: The new telephone number for the Trust is 877-355-1820.

2.              New Mailing Address: The new mailing address for the Trust is

Forethought Variable Insurance Trust

10 West Market Street, Suite 2300

Indianapolis, IN 46204

3.              New Website: The new website for the Trust is http://connect.rightprospectus.com/globalatlanticportfolios.

4.              In the “Policies and Procedures For Disclosure of Portfolio Holdings” section of the SAI, the information relating to Gemini and MUFG is deleted in its entirety and replaced with the following:

•                  Bank of New York Mellon. The Bank of New York Mellon is the administrator, fund accountant and custodian for each Portfolio; therefore, its personnel have full daily access to the Portfolios’ holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.

•                  BNY Mellon Investment Servicing (US) Inc. BNY Mellon Investment Servicing (US) Inc. is the transfer agent for each Portfolio; therefore, its personnel have full daily access to each Portfolio’s holdings since that information is necessary in order for it to provide the agreed-upon services for the Trust.

5.              Under the “Management” section of the SAI, the row pertaining to Laura Szalyga in the “Interested Trustees and Officers of the Trust” table is deleted in its entirety and replaced with the following:

Name and Year of Birth	Position/ Term of Office	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Trent M. Statczar (1971)	Treasurer and Principal Financial Officer since 2019	Senior Director, Foreside Management Services, LLC (since 2008).	N/A	N/A

6.              The “Other Service Providers - Fund Administration, Fund Accounting and Transfer Agent Services” and “Other Service Providers - Custodian” sections of the SAI are deleted in their entirety and replaced with the following:

Administrator and Fund Accountant

The Bank of New York Mellon/BNY Mellon Investment Servicing (US) Inc., which have their principal offices at 440 Computer Drive, Westborough, MA 01584, serve as administrator and fund accountant for the Portfolios, subject to the supervision of the Board.

Administration Agreement

BNYM has entered into a Fund Administration and Accounting Agreement (“Administration Agreement”) with the Trust on behalf of the Portfolios dated November 1, 2019. BNYM began providing services under the Administration Agreement on November 4, 2019.  The Administration Agreement has an initial term of three years and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.

The Administration Agreement is terminable by the Board or BNYM on 90 days’ written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of BNYM and that BNYM may not assign this agreement without the prior written consent of the Trust. The Administration Agreement provides that BNYM shall be without liability for any action taken or omitted that is not the result of BNYM’s own bad faith, fraud, negligence or willful misconduct.

Under the Administration Agreement, BNYM provides necessary administrative, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Portfolio. In addition, BNYM makes available the office space, equipment, personnel and facilities required to provide such services. As compensation for the foregoing services, BNYM receives certain out of pocket costs, transaction fees and asset based fees, which are calculated and accrued daily and paid monthly by the Trust.

7.              Under the “Other Service Providers” section of the SAI, the following are added as new sub-sections:

Custodian

Bank of New York Mellon, which has its principal office at 240 Greenwich Street, New York, NY 10286, serves as the custodian of the Portfolios’ assets pursuant to a Custody Agreement by and between the BNYM and the Trust on behalf of the Portfolios. BNYM’s responsibilities include safeguarding and controlling the Portfolios’ cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the Portfolios’ investments and maintaining the books and records pertaining to the Portfolios. The Portfolios may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. (“BNYM Investment Servicing”) serves as transfer agent for the Portfolios pursuant to a Transfer Agency and Shareholder Services Agreement (the “Transfer Agency Agreement”) with the Trust on behalf of the Portfolios and subject to the supervision of the Board. Under the Transfer Agency Agreement, BNYM is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

This Supplement and the Prospectus, Summary Prospectuses and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

FVIT-1042_110119